Related party transactions (Details Textual) - Common directors or officers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Consulting fees	$ 200	$ 200
Accounts payable and accrued liabilities
Accounts receivable